Fair Value Measurements and Marketable Securities - Schedule of Cash Equivalents and Marketable Securities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Cash equivalents
Total cash equivalents	$ 19,700,000	$ 0
Marketable securities
Total marketable securities	330,677,000
Total	350,377,000
Level 1
Cash equivalents
Total cash equivalents	1,722,000
Marketable securities
Total	1,722,000
Level 2
Cash equivalents
Total cash equivalents	17,978,000
Marketable securities
Total marketable securities	330,677,000
Total	348,655,000
Money Market Funds
Cash equivalents
Total cash equivalents	1,722,000
Money Market Funds | Level 1
Cash equivalents
Total cash equivalents	1,722,000
U.S. Government Securities
Cash equivalents
Total cash equivalents	10,000,000
U.S. Government Securities | Level 2
Cash equivalents
Total cash equivalents	10,000,000
Corporate Bonds
Marketable securities
Total marketable securities	266,379,000
Corporate Bonds | Level 2
Marketable securities
Total marketable securities	266,379,000
Commercial Paper
Cash equivalents
Total cash equivalents	7,978,000
Marketable securities
Total marketable securities	64,298,000
Commercial Paper | Level 2
Cash equivalents
Total cash equivalents	7,978,000
Marketable securities
Total marketable securities	$ 64,298,000